ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
6.	ACCOUNTS RECEIVABLE, NET-THIRD PARTIES

	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivables	1,779,953,029	2,386,356,664
Allowance for doubtful accounts	(179,746,165)	(673,671,445)
Accounts receivable, net	1,600,206,864	1,712,685,219

Movement of allowance of doubtful accounts

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
At beginning of year	2,800,000)	378,888	179,746,165
Addition	8,534,372	184,990,129	541,662,539
Write-off	(10,764,771)	(24,140)	-
Reversal	(190,713)	(5,598,712)	(47,737,259)
At end of year	378,888	179,746,165	673,671,445

The Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer's financial statements and historical collection records, discussion with customers' senior management, and reviewing of information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures the Group against customer credit default (Note 9). The significant increase of provisions for accounts receivable in 2012 is mainly due to the adverse economic development in solar industry, especially in Europe, resulting in the reduction in feed-in-tariffs in various countries and the decrease in debt financing available for the development of PV projects, as well as the shift in market practice towards increased use of credit sales and the longer credit terms, which in general would lead to higher risk of bad debts.